LEASES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Leases [Abstract]
Short-term lease expenses	$ 2	$ 3	$ 8	$ 9
Operating lease expenses	37	$ 35	113	105
Operating lease right-of-use assets	404		404
Operating lease liabilities	$ 402		$ 402		$ 453
Weighted average remaining lease term	6 years 1 month 6 days		6 years 1 month 6 days
Weighted average discount rate	3.00%		3.00%
Leased assets obtained in exchange for operating lease obligations			$ 74	66
Operating cash outflow for amounts included in the measurement of operating lease obligations			$ 114	$ 106
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	3 years		3 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	5 years		5 years